BUSINESS COMBINATIONS - Assets and Liabilities Acquired (Details) - Galaxy Digital Holdings, LP - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 09, 2024	Jul. 18, 2024	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Goodwill	$ 58,037	$ 58,037			$ 44,257	$ 24,645
CryptoManufaktur
Business Acquisition [Line Items]
Intangible assets				$ 7,213
Goodwill				5,193
Counterparty digital assets				943,445
Total assets				955,851
Counterparty digital asset obligations				943,445
Accounts payable and accrued liabilities				21
Total liabilities				$ 943,466
Fierce Company
Business Acquisition [Line Items]
Cash	315		$ 315
Intangible assets	411		411
Goodwill	8,588		8,588
Other non-current assets	3,296		3,296
Total assets	12,610		12,610
Deferred tax liability	110		110
Total liabilities	$ 110		$ 110